FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Banks - 3.7%
Pinnacle Financial Partners, Inc.	386,527	$ 33,194,939
SouthState Corporation	364,610	31,002,788
		64,197,727
Building Products - 1.1%
Fortune Brands Innovations, Inc.	226,732	19,197,398

Capital Markets - 4.7%
Brookfield Asset Management Ltd. - Class A	397,940	16,721,439
Brookfield Corporation - Class A	1,591,760	66,646,991
		83,368,430
Construction Materials - 4.6%
Vulcan Materials Company	297,930	81,311,055

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class A (a)	86	54,561,840

Electronic Equipment, Instruments & Components - 16.5%
Amphenol Corporation - Class A	573,240	66,123,234
CDW Corporation	558,200	142,776,396
Keysight Technologies, Inc. (a)	175,200	27,397,776
Zebra Technologies Corporation - Class A (a)	179,460	54,096,422
		290,393,828
Food Products - 0.9%
McCormick & Company, Inc.	215,300	16,537,193

Health Care Equipment & Supplies - 4.2%
Stryker Corporation	208,000	74,436,960

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.	11,350	41,176,438

Insurance - 15.8%
Brown & Brown, Inc.	1,441,492	126,188,210
Markel Group, Inc. (a)	53,850	81,931,698

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Insurance - 15.8% (Continued)
Progressive Corporation (The)	340,000	$ 70,318,800
		278,438,708
Life Sciences Tools & Services - 2.7%
Waters Corporation (a)	138,700	47,744,701

Machinery - 13.3%
Graco, Inc.	670,180	62,635,023
IDEX Corporation	431,530	105,301,950
Illinois Tool Works, Inc.	242,560	65,086,125
		233,023,098
Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	233,500	29,850,640

Professional Services - 1.9%
ExlService Holdings, Inc. (a)	1,072,900	34,118,220

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	279,510	55,284,283
Microchip Technology, Inc.	258,860	23,222,331
		78,506,614
Specialty Retail - 11.9%
AutoZone, Inc. (a)	18,265	57,564,887
CarMax, Inc. (a)	373,296	32,517,815
Ross Stores, Inc.	810,688	118,976,571
		209,059,273
Trading Companies & Distributors - 3.4%
Fastenal Company	780,900	60,238,626

Total Common Stocks (Cost $514,858,653)		$ 1,696,160,749

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (b) (Cost $49,441,010)	49,441,010	$ 49,441,010

Total Investments at Value - 99.2% (Cost $564,299,663)		$ 1,745,601,759

Other Assets in Excess of Liabilities - 0.8%		13,480,774

Net Assets - 100.0%		$ 1,759,082,533

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 3.4%
HEICO Corporation - Class A	166,705	$ 25,662,568

Building Products - 7.9%
Trane Technologies plc	200,300	60,130,060

Commercial Services & Supplies - 3.6%
Cintas Corporation	39,783	27,332,114

Commercial Support Services - 3.8%
Republic Services, Inc.	152,890	29,269,262

Construction Materials - 7.5%
Martin Marietta Materials, Inc.	47,380	29,088,477
Vulcan Materials Company	102,830	28,064,364
		57,152,841
Containers & Packaging - 2.9%
Avery Dennison Corporation	100,367	22,406,933

Distributors - 2.9%
Pool Corporation	53,900	21,748,650

Electronic Equipment, Instruments & Components - 8.4%
Amphenol Corporation - Class A	75,251	8,680,203
CDW Corporation	217,000	55,504,260
		64,184,463
Food Products - 1.0%
McCormick & Company, Inc.	103,200	7,926,792

Health Care Equipment & Supplies - 7.3%
STERIS plc	75,800	17,041,356
Stryker Corporation	107,000	38,292,090
		55,333,446
Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	25,200	14,133,168

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Insurance - 6.8%
Arthur J. Gallagher & Company	208,500	$ 52,133,340

IT Services - 10.8%
Broadridge Financial Solutions, Inc.	159,400	32,654,684
Jack Henry & Associates, Inc.	121,800	21,160,314
Paychex, Inc.	231,400	28,415,920
		82,230,918
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	99,730	14,511,712

Machinery - 4.1%
IDEX Corporation	127,100	31,014,942

Professional Services - 2.2%
Verisk Analytics, Inc.	70,320	16,576,534

Semiconductors & Semiconductor Equipment - 9.6%
Entegris, Inc.	253,000	35,556,620
Microchip Technology, Inc.	414,920	37,222,473
		72,779,093
Specialty Retail - 4.6%
Ross Stores, Inc.	240,026	35,226,216

Trading Companies & Distributors - 4.8%
Fastenal Company	349,000	26,921,860
Watsco, Inc.	21,720	9,382,388
		36,304,248

Total Common Stocks (Cost $326,096,031)		$ 726,057,300

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (a) (Cost $34,799,883)	34,799,883	$ 34,799,883

Total Investments at Value - 100.0% (Cost $360,895,914)		$ 760,857,183

Liabilities in Excess of Other Assets - (0.0%) (b)		(26,937)

Net Assets - 100.0%		$ 760,830,246

(a)	The rate shown is the 7-day effective yield as of March 31, 2024.
(b)	Percentage rounds to less than 0.1%.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Banks - 9.5%
Home BancShares, Inc.	412,135	$ 10,126,157
Pinnacle Financial Partners, Inc.	184,100	15,810,508
SouthState Corporation	134,606	11,445,548
		37,382,213
Chemicals - 3.1%
Element Solutions, Inc.	485,730	12,133,535

Diversified Consumer Services - 3.0%
Frontdoor, Inc. (a)	364,875	11,887,627

Food Products - 3.8%
Nomad Foods Ltd.	763,815	14,940,221

Gas Utilities - 3.6%
Brookfield Infrastructure Corporation - Class A	389,775	14,047,491

Health Care Facilities & Services - 3.7%
Chemed Corporation	22,655	14,542,924

Hotels, Restaurants & Leisure - 6.6%
Choice Hotels International, Inc.	108,500	13,708,975
Dutch Bros, Inc. - Class A (a)	363,147	11,983,851
		25,692,826
Insurance - 5.6%
Hagerty, Inc. - Class A (a)	729,259	6,672,720
Trisura Group Ltd. (a)	492,980	15,158,257
		21,830,977
IT Services - 2.7%
Cass Information Systems, Inc.	222,645	10,724,810

Machinery - 2.8%
Franklin Electric Company, Inc.	104,500	11,161,645

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Media - 2.8%
Boston Omaha Corporation - Class A (a)	718,195	$ 11,103,295

Multi-Line Retail - 3.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	150,550	11,979,264

Professional Services - 16.4%
CBIZ, Inc. (a)	415,227	32,595,319
ExlService Holdings, Inc. (a)	634,470	20,176,146
Exponent, Inc.	139,437	11,530,046
		64,301,511
Real Estate Management & Development - 8.3%
Colliers International Group, Inc.	167,455	20,468,025
FirstService Corporation	72,534	12,026,137
		32,494,162
Real Estate Owners & Developers - 4.1%
Dream Finders Homes, Inc. - Class A (a)	364,785	15,952,048

Road & Rail - 3.2%
Landstar System, Inc.	65,700	12,664,332

Software - 5.4%
Descartes Systems Group, Inc. (The) (a)	101,200	9,262,836
SPS Commerce, Inc. (a)	65,008	12,019,979
		21,282,815
Specialty Retail - 2.7%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	10,441,928

Trading Companies & Distributors - 3.6%
SiteOne Landscape Supply, Inc. (a)	81,427	14,213,083

Total Common Stocks (Cost $226,912,884)		$ 368,776,707

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.21% (b) (Cost $23,619,668)	23,619,668	$ 23,619,668

Total Investments at Value - 100.0% (Cost $250,532,552)		$ 392,396,375

Liabilities in Excess of Other Assets - (0.0%) (c)		(68,194)

Net Assets - 100.0%		$ 392,328,181

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.
(c)	Percentage rounds to less than 0.1%.